NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ 44,229	$ 46,153
Stock based compensation expense		191
Exchange of notes payable accrued interest and warrants for iOx shares		184
Net (loss) attributable to non-controlling interest	(55)	(2,299)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)
Non-controlling interest, at ending	(650)	44,229
I O X [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	44,701	46,173
Stock based compensation expense		191
Exchange of notes payable accrued interest and warrants for iOx shares		184
Net (loss) attributable to non-controlling interest	123	(1,847)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)
Non-controlling interest, at ending		44,701
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(472)	(20)
Stock based compensation expense
Exchange of notes payable accrued interest and warrants for iOx shares
Net (loss) attributable to non-controlling interest	(178)	(452)
Purchase of non-controlling interest pursuant to Share Exchange Agreement
Non-controlling interest, at ending	$ (650)	$ (472)